Long-term Debt - Schedule of Borrowings (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Apr. 05, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 516,234		$ 18.0	$ 377,831
Less: current portion	(22,132)			(36,826)	$ (28,706)	$ (28,706)
Non-current portion	494,102			341,005	$ 349,728	349,728
Senior Notes 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	0			300,608		298,107
Senior Notes 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	449,289	$ 446,600		0
Less: current portion	(6,000)
Non-current portion	443,289
Gold Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	66,945			63,310		67,145
Less: current portion	(16,132)
Non-current portion	50,813
Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 16.2	$ 13,913		$ 13,182